Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)		Jun. 30, 2020		Dec. 31, 2019		Dec. 31, 2018		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Accrued payroll and welfare payable		$ 56,040		$ 107,284		$ 16,221
VAT and other taxes payable		(2,460)		25,728		1,379
Others		57,230	[1]	32,655	[1]	2,296	[2]
Total Other Payables and Accruals		$ 119,355		$ 227,565		$ 19,896
Zhongdehui (SZ) Development Co., Limited [Member]
Accrued payroll and welfare payable								$ 20,852		$ 21,664
Amounts reimbursable to employee	[3]							3,500
VAT and other taxes payable								3,736		2,470
Others	[4]							10,525
Total Other Payables and Accruals								$ 38,613		$ 24,134

[1]	Others primarily include office rental and property management fee payable by Liaoning branch of ZDSE.
[2]	Others primarily include miscellaneous expenses payable.
[3]	Amounts reimbursable to employees include travelling and the related expenses.
[4]	Others primarily include conference fee and other miscellaneous expenses payable.